Class A Common Stock Subject to Possible Redemption (Q3) (Details) - USD ($)	3 Months Ended			10 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Gross proceeds				$ 176,806,700
Issuance costs allocated to Class A common stock				(764,193)
Class A common stock subject to possible redemption	$ 13,669,258			182,248,837	13,332,597
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds				180,415,000
Initial accretion of carrying value to redemption value				25,012,764
Subsequent accretion of carrying value to redemption value				29,687	2,177,762
Class A common stock subject to possible redemption				182,248,837	13,332,597
Stockholder redemption realized gains					171,094,002
IPO [Member] | Redeemable Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds allocated to Public Warrants				(8,569,713)
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds				180,415,000
Issuance costs allocated to Class A common stock				(14,638,901)
Initial accretion of carrying value to redemption value				25,012,764
Subsequent accretion of carrying value to redemption value	34,856	$ 160,482	$ 141,323	29,687	2,177,762
Class A common stock subject to possible redemption	$ 13,669,258	$ 13,634,402	$ 13,473,920	182,248,837	13,332,597
Stockholder redemption realized gains					$ (171,094,002)
IPO [Member] | Common Class A [Member] | Redeemable Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds allocated to Public Warrants				$ (8,569,713)